HELD FOR SALE - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Opportunistic office
Disclosure of financial assets [line items]
Number of properties	1
Toronto office property | Real Estate
Disclosure of financial assets [line items]
Gross proceeds from assets sold	$ 660
Chilean electricity transmission operations | Infrastructure
Disclosure of financial assets [line items]
Gross proceeds from assets sold	1,300
Self-Storage properties [Member] | Real Estate
Disclosure of financial assets [line items]
Gross proceeds from assets sold	1,300
U.S. logistics portfolio [Member] | Real Estate
Disclosure of financial assets [line items]
Gross proceeds from assets sold	$ 3,400
United States | Office Properties [Member]
Disclosure of financial assets [line items]
Number of properties	10
United States | Triple net lease
Disclosure of financial assets [line items]
Number of properties	2
Brazil | Office Properties [Member]
Disclosure of financial assets [line items]
Number of properties	3